Financial risk management activities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 30 June
2024.

	Fair value	Carrying value	Fair value	Carrying value
	As at Jun	As at Jun	As at Dec	As at Dec
Financial instrument	2024	2024	2023	2023	Valuation method	Significant inputs	Fair value hierarchy of inputs
	Unaudited		Audited
At fair value through profit and loss
Deferred compensation asset - Mponeng (1)	14	14	26	26	Probability weighted discounted cash flow	The production plan over the deferred compensation period and discount rates.	Level 3
Deferred compensation asset - Gramalote (1)	24	24	22	22	Probability weighted discounted cash flow	Stage gate payments over the deferred compensation period and discount rates.	Level 3
Derivative financial liability - gold zero cost collar contracts (2)	33	33	15	15	Black- Scholes- Merton option pricing model	Forward and spot prices, the outstanding number of ounces of gold on open contracts, risk free rates and volatilities.	Level 2
At fair value through other comprehensive income
Listed equity investments	27	27	—	—			Level 1
At amortised cost
Borrowings - Rated bonds	1,594	1,739	1,567	1,738			Level 1
Borrowings - Revolving Credit Facilities	396	396	501	501	Discounted cash flow	Market related interest rates	Level 3
Joint venture loan receivable	435	435	506	506	Discounted cash flow	Market related interest rates	Level 3
(1) Included in the statement of financial position in current and non-current trade, other receivables and other assets.
(2) Included in the statement of financial position in current trade and other payables.
A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

	As at	As at
	Jun	Dec
	2024	2023
US Dollar million	Unaudited	Audited
Opening balance	48	12
Unwinding of the deferred compensation asset	2	1
Changes in estimates - fair value adjustments (1)	(6)	14
Part repayment of deferred compensation asset	(6)	—
Sale of Gramalote	—	22
Translation	—	(1)
Closing balance	38	48
(1) Included in the income statement in foreign exchange and fair value adjustments

Sensitivity analysis
A reasonably possible change in the number of ounces used in the weighted probability calculation would not have a material impact on the fair value of the deferred compensation asset.